Convertible notes (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Golden Meditech Holdings Limited (GMHL) USD ($)	Mar. 31, 2014 Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2013 Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2014 Convertible notes USD ($)	Mar. 31, 2014 Convertible notes CNY	Mar. 31, 2013 Convertible notes CNY	Mar. 31, 2014 Convertible notes KKR Notes USD ($)	Mar. 31, 2014 Convertible notes KKR Notes CNY	Mar. 31, 2013 Convertible notes KKR Notes CNY	Mar. 31, 2014 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)	Mar. 31, 2014 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2013 Convertible notes GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY
Debt Instrument
Notes interest incurred										$ 8,120	50,475	45,959
Notes interest incurred				6,112	37,994	18,761							6,112	37,994	18,761
Amortization of debt issuance costs	581	3,610	3,062				581	3,610	3,062
Convertible Notes Interest Cost Capitalization							(3,993)	(24,822)	(1,207)
Total interest expense							$ 10,820	67,257	66,575